Document and Entity Information (USD $) In Thousands, except Share data	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document period end date	Sep 30, 2011
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	299,673,007
Entity public float	$ 14,697,813
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net revenue:
Dialysis Care Revenue	$ 2,425,092	$ 2,321,175	$ 7,071,971	$ 6,716,280
Dialysis Products Revenue	816,999	736,930	2,400,560	2,170,153
Net revenue	3,242,091	3,058,105	9,472,531	8,886,433
Costs of revenue:
Dialysis Care Cost of Revenue	1,680,506	1,611,780	4,998,099	4,708,110
Dialysis Products Cost of Revenue	407,746	391,847	1,163,567	1,147,945
Cost of revenues	2,088,252	2,003,627	6,161,666	5,856,055
Gross profit	1,153,839	1,054,478	3,310,865	3,030,378
Operating expenses:
Selling, general and administrative	598,433	540,291	1,764,361	1,583,612
Research and development	27,612	22,794	80,544	67,256
Income from equity method investees	(5,940)	(1,857)	(22,402)	(5,484)
Operating income	533,734	493,250	1,488,362	1,384,994
Other (income) expense:
Interest income	(16,882)	(4,719)	(42,882)	(18,802)
Interest expense	84,955	75,086	257,124	224,818
Income before income taxes	465,661	422,883	1,274,120	1,178,978
Income tax expense	162,797	152,904	436,057	409,507
Net Income	302,864	269,979	838,063	769,471
Less: Net income attributable to noncontrolling interests	23,609	22,191	77,346	62,298
Net Income attributable to the Company	$ 279,255	$ 247,788	$ 760,717	$ 707,173
Basic income per Ordinary share	$ 0.92	$ 0.82	$ 2.51	$ 2.35
Fully diluted income per Ordinary share	$ 0.92	$ 0.82	$ 2.5	$ 2.35

Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 302,864	$ 269,979	$ 838,063	$ 769,471
(Loss) gain related to cash flow hedges	(91,450)	(20,353)	(89,321)	(93,304)
Actuarial gains (losses) on defined benefit pension plans	2,111	1,251	5,676	3,661
(Loss) gain related to foreign currency translation	(273,089)	230,723	(106,731)	(79,183)
Income tax (expense) benefit related to components of other comprehensive income	37,302	2,980	28,455	22,132
Other comprehensive income (loss), net of tax	(325,126)	214,601	(161,921)	(146,694)
Total comprehensive income	(22,262)	484,580	676,142	622,777
Comprehensive income attributable to noncontrolling interests	(21,787)	(24,228)	(76,549)	(63,435)
Comprehensive income attributable to the Company	$ (44,049)	$ 460,352	$ 599,593	$ 559,342

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 395,945	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,803,099	2,573,258
Accounts receivable from related parties	113,493	113,976
Inventories	928,333	809,097
Prepaid expenses and other current assets	967,175	783,231
Deferred tax asset, current	379,654	350,162
Total current assets	5,587,699	5,152,594
Property, plant and equipment, net	2,585,567	2,527,292
Intangible assets	755,468	692,544
Goodwill	8,729,880	8,140,468
Deferred tax asset, non-current	90,956	93,168
Equity Method Investments	330,016	250,373
Other assets	545,159	238,222
Total assets	18,624,745	17,094,661
Current liabilities:
Accounts payable	430,759	420,637
Accounts payable to related parties	112,031	121,887
Accrued expenses and other current liabilities	1,725,888	1,537,423
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Current portion of long-term debt and capital lease obligations	974,220	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	170,953	117,542
Deferred tax liability, current	27,969	22,349
Total current liabilities	3,691,961	3,789,723
Total long-term debt less current maturities	5,486,753	4,309,676
Other liabilities	242,807	294,015
Pension liabilities	204,867	190,150
Income tax payable, non-current	176,010	200,581
Deferred tax liability, non-current	607,083	506,896
Total liabilities	10,409,481	9,291,041
Noncontrolling interests subject to put provisions	313,147	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,451	4,440
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	370,986	369,002
Additional paid-in capital	3,395,652	3,339,781
Retained earnings	4,338,148	3,858,080
Accumulated other comprehensive (loss)	(355,169)	(194,045)
Total Company shareholders' equity	7,754,068	7,377,258
Noncontrolling interests not subject to put provisions	148,049	146,653
Total equity	7,902,117	7,523,911
Total liabilities and equity	$ 18,624,745	$ 17,094,661

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 EUR ( €)	Dec. 31, 2010 USD ( $)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 280,745		$ 277,139
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,965,191	3,965,191
Preferred stock outstanding	3,965,191	3,965,191
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	299,673,007	299,673,007
Common stock outstanding	299,673,007	299,673,007

Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating Activities:
Net Income	$ 838,063	$ 769,471
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	413,695	369,324
Change in deferred taxes, net	29,721	16,346
(Gain) loss on sale of investments	(176)	(4,639)
(Gain) loss on sale of fixed assets	(1,093)	(225)
Stock Option Compensation Expense	21,667	20,385
Cash outflow from hedging	(58,718)	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(227,190)	(208,753)
Inventories, net	(105,445)	(20,812)
Prepaid expenses, other current and non-current assets	(65,597)	(56,587)
Accounts receivable, related parties	(9,496)	41,160
Accounts payable, related parties	(8,482)	(58,036)
Accounts payable, accrued expenses and other current and non-current liabilities	96,629	155,058
Income tax payable	26,122	4,442
Net cash provided by (used in) operating activities	949,700	1,027,134
Investing Activities:
Purchases of property, plant and equipment	(396,606)	(350,018)
Proceeds from sale of property, plant and equipment	16,496	10,552
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,171,293)	(378,048)
Proceeds from divestitures	0	8,494
Net cash (used in) provided by investing activities	(1,551,403)	(709,020)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	143,893	156,041
Repayments of short-term borrowings and other financial liabilities	(131,831)	(145,950)
Proceeds from short-term borrowings from related parties	148,383	0
Repayments of short-term borrowings from related parties	(66,246)	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	2,526,085	886,914
Repayments of long-term debt and capital lease obligations	(723,234)	(1,022,718)
Redemption of Trust Preferred Securities	(653,760)	0
Increase (decrease) of accounts receivable securitization program	(510,000)	281,000
Proceeds from exercise of stock options	68,560	93,092
Payment of dividends [N]	(280,649)	(231,967)
Distributions to noncontrolling interests	(95,094)	(87,037)
Contributions from noncontrolling interests	18,193	19,205
Net cash (used in) provided by financing activities	444,300	(51,420)
Effect of exchange rate changes on cash and cash equivalents	30,478	3,789
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(126,925)	270,483
Cash and cash equivalents at beginning of period	522,870	301,225
Cash and cash equivalents at end of period	$ 395,945	$ 571,708

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	231,967				231,967		231,967	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	54,225							54,225
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	65,047	11	1,984	63,052			65,047
Shares from exercise of options and related tax effects		8,023	1,394,006
Compensation expense related to stock options	21,667			21,667			21,667
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	(14,015)			(8,212)			(8,212)	(5,803)
Cash contributions from noncontrolling interests	39,520							39,520
Changes in fair value of noncontrolling interests	(20,636)			(20,636)			(20,636)
Comprehensive income (loss)
Net Income	808,304				760,717		760,717	47,587
Other comprehensive income (loss) - net	(161,992)					(161,124)	(161,124)	(868)
Total comprehensive income	646,312						599,593	46,719
Shareholders equity at Sep. 30, 2011	$ 7,902,117	$ 4,451	$ 370,986	$ 3,395,652	$ 4,338,148	$ (355,169)	$ 7,754,068	$ 148,049
Shares issued at Sep. 30, 2011		3,965,191	299,673,007

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at September 30, 2011 and for the three- and nine-month periods ended September 30, 2011 and 2010 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2010 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2010, contained in the Company's 2010 Annual Report on Form 20-F, unless indicated otherwise.

The results of operations for the nine-month period ended September 30, 2011 are not necessarily indicative of the results of operations for the year ending December 31, 2011.

Certain items in the prior periods's comparative consolidated financial statements have been reclassified to conform to the current period's presentation.

Acquisitions And Investments	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

2.       Acquisitions

International Dialysis Centers

On January 4, 2011, the Company announced the signing of a purchase agreement to acquire International Dialysis Centers (“IDC”), Euromedic International's dialysis service business for a preliminary purchase price of €529,214 (approximately  $714,598 as of September 30, 2011). The increase over the original purchase price of €485,000 reflects adjustments for the seller's final cash and debt positions at closing and the effects of the delay in closing resulting from the regulatory approval process. IDC treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries. With the exception of Portugal, where the review is still ongoing, closing occurred on June 30, 2011 following final regulatory approvals by the relevant anti-trust authorities which included a mandate for the divestiture of five of the acquired clinics. In the meantime, the divesture process has been started and a preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ( $544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ( $87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.

Acquisitions not yet closed as of September 30, 2011

American Access Care

On October 1, 2011, the Company acquired the U.S. based company American Access Care Holdings, LLC (“AAC”). AAC operates 28 freestanding out-patient interventional radiology centers in 12 states in the U.S. primarily dedicated to the vascular access needs of dialysis patients. The acquired operations will add approximately  $175,000 in annual revenue and are expected to be accretive to earnings in the first year after closing of the transaction. The transaction was financed from cash flow from operations and available borrowing facilities.

Liberty Dialysis

On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc., the owner of all of the business of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC. The Company owns a 49% stake in Renal Advantage Partners, LLC. The Company's total investment, including the assumption of incremental debt, will be approximately  $1,700,000. The transaction remains subject to clearance under the Hart–Scott–Rodino Antitrust Improvements Act and is expected to close in early 2012. Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S and approximately  $1,000,000 in annual revenue before the anticipated divestiture of some centers as a condition of government approval of the transaction. The transaction will be financed from cash flow from operations and debt and is expected to be accretive to earnings in the first year after closing of the transaction.

During the first quarter of 2011, the Company loaned  $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., which included a  $60,000 conversion right for a 49% minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. The remaining loan is classified within “Other assets and notes receivable” in the balance sheet and the participation received resulting from the exercise of the conversion right is classified within “Investment in equity method investees.” Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage, Inc. and Liberty Dialysis, Inc.

For a discussion of the final closing of the Company's renal pharmaceutical joint venture with Galenica, Vifor Fresenius Medical Care Renal Pharma Ltd., in November 2011, see Note 16.

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

a)       Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”) and is the Company's largest shareholder owning approximately 30.3% of the Company's voting shares as of September 30, 2011. In August 2008, a subsidiary of Fresenius SE issued Mandatory Exchangeable Bonds in the aggregate principal amount of €554,400. These matured on August 14, 2011 when they were mandatorily exchangeable into ordinary shares of the Company. Upon maturity, the issuer delivered 15,722,644 of the Company's ordinary shares to the bond holders. As a result, Fresenius SE's holding of the Company's ordinary shares decreased to the above percentage.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the nine-month periods ended September 30, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were  $51,357 and  $44,607, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged  $4,918 and  $4,746 for services rendered to the Fresenius SE Companies during the first nine months of 2011 and 2010 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies  $19,442 and  $15,135 during the nine-month periods ended September 30, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was  $9,772 and  $8,773, respectively, for its management services during the nine-month periods ended September 30, 2011 and 2010.

b)       Products

For the first nine months of 2011 and 2010, the Company sold products to the Fresenius SE Companies for  $14,579 and  $11,468 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of  $39,350 and  $33,443, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold  $9,441 of products to equity method investees during the first nine months of 2011.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the nine-month periods ended September 30, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately  $18,900 and  $23,365, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of September 30, 2011, the Company had borrowings outstanding with Fresenius SE of €57,300 ( $77,372 as of September 30, 2011) at an interest rate of 2.606%, due on October 31, 2011. During October 2011, the amount was increased to €84,700 ( $118,588 at October 31, 2011), and the loan was extended from October 31, 2011 to November 30, 2011 at an interest rate of 2.617%.

As of September 30, 2011, the Company had a loan of CNY 10,000 ( $1,566 as of September 30, 2011) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

In January 2011, the Company reached a court settlement with the German tax authorities on a disallowed impairment charge recognized in 1997. As the Company was party to a German trade tax group with Fresenius SE and certain of Fresenius SE's other affiliates for fiscal years 1997 - 2001, the Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of the disallowed impairment charge, including interest on prepayments, upon resolution between the Company and the German tax authorities. As a result, the Company recognized €2,560 ( $3,457 as of September 30, 2011) as a tax expense for interest payable to Fresenius SE in 2011.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ( $32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ( $2,025 as of September 30, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

During 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $7,760 at September 30, 2011) was outstanding at September 30, 2011 at an interest rate of 6% and will be repaid in the fourth quarter of 2011.

Inventories	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of September 30, 2011 and December 31, 2010, inventories consisted of the following:

	September 30, 2011	December 31, 2010
Raw materials and purchased components	$168,075	$158,163
Work in process	70,782	56,345
Finished goods	575,518	475,641
Health care supplies	113,958	118,948
Inventories	$928,333	$809,097

At June 30, 2011, the Company had a contingent liability of up to  $70,771 related to expected purchases of certain materials during 2011. Due to renegotiations of supply contracts related to these materials during the third quarter of 2011, this contingent liability has been resolved. As a further result of these renegotiations, changes in the unconditional purchase agreements related to these materials will result in a decrease of the purchase obligation by  $242,658 as of December 31, 2011 as compared to the obligation under the old contracts.

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of September 30, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2011	December 31, 2010
Borrowings under lines of credit	$152,320	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	9,087	28,880
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties (see Note 3.c.)	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$250,141	$680,354

       At December 31, 2010, the accounts receivable facility (the “A/R Facility”) was classified as a short-term borrowing. During the third quarter of 2011, the A/R Facility was renewed for a period of three years. As a result, the A/R Facility has been classified as long-term debt at September 30, 2011, see Note 6. As of September 30, 2011, there were no borrowings under the A/R Facility.

Long-term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

As of September 30, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	September 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,905,685	$2,953,890
Senior Notes	2,805,758	824,446
Euro Notes	270,060	267,240
European Investment Bank Agreements	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
	6,460,973	4,573,658
Less current maturities	(974,220)	(263,982)
	$5,486,753	$4,309,676

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at September 30, 2011 and December 31, 2010:

	Maximum Amount Available		Balance Outstanding

	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$135,030	$81,126
Term Loan A	1,245,000	1,335,000	1,245,000	1,335,000
Term Loan B	1,525,655	1,537,764	1,525,655	1,537,764
	$3,970,655	$4,072,764	$2,905,685	$2,953,890

In addition, at September 30, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of  $180,766 and  $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

During 2011, we made additional amendments to the Amended 2006 Senior Credit Agreement. The latest amendment was closed on September 21, 2011. It included, among other things, a change to the definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin, to allow for the reduction of all cash and cash equivalents from Consolidated Funded Debt.

Senior Notes

Senior Notes Issued February 2011

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued  $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ( $412,350 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes had a yield to maturity of 5.875%. Both the 5.75% Senior Notes and the 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately  $1,035,000 to repay indebtedness outstanding under its accounts receivable facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see Note 2), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company and by Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).

6⅞% Senior Notes

        On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its  $500,000 6⅞% Senior Notes due in 2017 (the “6⅞% Senior Notes“) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6⅞% Senior Notes have not been amended and remain in full force and effect.

Senior Notes Issued September 2011

On September 14, 2011, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued  $400,000 aggregate principal amount of senior unsecured notes with a coupon of 6.50% (the “6.50% Dollar-denominated Senior Notes”) at an issue price of 98.623% and FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €400,000 aggregate principal amount ( $549,160 at date of issuance) of senior unsecured notes with a coupon 6.50% (the “6.50% Euro-denominated Senior Notes”) at an issuance price of 98.623%. Both the 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes had a yield to maturity of 6.75% and both are due September 15, 2018. US Finance II and Finance VIII may redeem the 6.50% Dollar-denominated Senior Notes and 6.50% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately  $927,192 for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of our Amended 2006 Senior Credit Agreement and under our A/R facility, and for general corporate purposes. The 6.50% Dollar-denominated Senior Notes and the 6.50% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries.

Accounts Receivable Facility

The A/R Facility was most recently renewed on August 18, 2011 for a term expiring on July 31, 2014 and the available borrowings under the A/R Facility were increased from  $700,000 to  $800,000. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the A/R facility. As the A/R Facility was renewed annually in the past, it has historically been classified as a short-term borrowing. Since the recent renewal extended the due date to 2014, the A/R Facility has been reclassified into long-term debt. As of September 30, 2011, there were no borrowings under the A/R Facility.

Stock Options	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

7. Stock Options

Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company's Annual General Meeting ("AGM"). The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner's Management and Supervisory Boards, forms the Company's Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants will be granted awards, which will consist of a combination of stock options and phantom stock. At the time of each grant, the participants will be able to choose a ratio based on the value of the stock options vs. the value of the phantom stock in a range between 75:25 and 50:50. The conversion of stock options vs. phantom stock is determined using the fair value assessment pursuant to the binomial model. With respect to grants made in July, the fair value assessment will be conducted on the day following the Company's AGM and with respect to the grants made in December, on the first Monday in October.

Members of the Management Board of the General Partner, members of the management boards of the Company's affiliated companies and the managerial staff members of the Company and of certain affiliated companies are entitled to participate in the 2011 Incentive Program. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the 2011 Incentive Program (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Incentive Program. Awards under the 2011 Incentive Program can be granted on the last Monday in July and/or the first Monday in December each year.

The awards under the 2011 Incentive Program are subject to a four-year vesting period. The vesting of the awards granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Incentive Program, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the adjusted EPS during the four-year vesting period beginning with the Adjusted EPS for the year of grant as compared to the Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the awards granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

The 2011 Incentive Program was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. Under the 2011 Incentive Program, up to twelve million stock options can be issued, each of which can be exercised to obtain one ordinary share, with up to two million stock options designated for members of the Management Board of the General Partner, up to two and a half million stock options designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million stock options designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession.

The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised only after a four-year vesting period. Stock options granted under the 2011 Incentive Program to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Incentive Program are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock awards under the 2011 Incentive Program entitle the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will be granted over a five year period of time and will have a five-year term but can be exercised only after a four-year vesting period, or as otherwise expressly stated in the plan, beginning with the first day of the year of the grant.

On July 25, 2011, the Company granted awards under the 2011 Incentive Program. The Company awarded 1,922,571 stock options, including 307,515 stock options granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at an exercise price of  $75.47 (€52.48), a fair value of  $19.33 each and a total fair value of  $37,157, which will be amortized over the four-year vesting period. The Company awarded 213,243 phantom shares, including 29,313 phantom shares granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at a measurement date fair value of  $64.83 (€48.01) each and a total fair value of  $13,825, which will be amortized over the four-year vesting period.

Other stock option plans

On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.

Earnings Per Share	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and nine-month periods ended September 30, 2011 and 2010:

	For the three months ended September 30,		For the nine months ended September 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$279,255	$247,788	$760,717	$707,173
less:
Dividend preference on Preference shares	28	26	83	77
Income available to all classes of shares	$279,227	$247,762	$760,634	$707,096

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,280,448	297,244,371	298,714,674	296,370,673
Preference shares outstanding	3,964,914	3,914,044	3,960,315	3,901,126
Total weighted average shares outstanding	303,245,362	301,158,415	302,674,989	300,271,799
Potentially dilutive Ordinary shares	1,869,658	1,375,974	1,588,786	1,072,429
Potentially dilutive Preference shares	20,342	43,389	20,099	41,626
Total weighted average Ordinary shares outstanding assuming dilution	301,150,106	298,620,345	300,303,460	297,443,102
Total weighted average Preference shares outstanding assuming dilution	3,985,256	3,957,433	3,980,414	3,942,752

Basic income per Ordinary share	$0.92	$0.82	$2.51	$2.35
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.93	$0.83	$2.53	$2.37

Fully diluted income per Ordinary share	$0.92	$0.82	$2.50	$2.35
Plus preference per Preference shares	0.00	0.01	0.02	0.02
Fully diluted income per Preference share	$0.92	$0.83	$2.52	$2.37

Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and nine-month periods ended September 30, 2011 and 2010.

	Three months ended September 30,		Nine months ended September 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,685	$1,939	$8,042	$5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$6,585	$4,339	$19,168	$13,171

Mandatorily Redeemable Trust Preferred Securities	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

10. Mandatorily Redeemable Trust Preferred Securities

On June 15, 2011, the Company redeemed the Trust Preferred Securities that became due on that date and that were issued in 2001 by Fresenius Medical Care Capital Trust IV and V in the amount of  $225,000 and €300,000 ( $428,760 at the date of redemption), respectively, primarily with funds obtained under existing credit facilities.

Noncontrolling Interests Subject to Put Provisions	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

11.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of September 30, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $313,147 and  $279,709, respectively, of which, at September 30, 2011,  $98,351 were exercisable. No options were exercised during the first nine months of 2011.

Following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2011 and the year ended December 31, 2010:

	2011	2010

Beginning balance as of January 1, 2011 and 2010	$279,709	$231,303
Contributions to noncontrolling interests	(28,885)	(38,964)
Purchase/ sale of noncontrolling interests	6,021	28,969
Contributions from noncontrolling interests	5,836	5,289
Changes in fair value of noncontrolling interests	20,636	24,222
Net income	29,759	28,839
Other comprehensive income (loss)	71	51
Ending balance as of September 30, 2011 and December 31, 2010	$313,147	$279,709

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters which the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization. These confirmation orders are pending before the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds of  $20,000 already contributed will remain in escrow until the case is finally concluded. Baxter has asked the Court to enforce the judgment on the one patent remaining valid at this time, and compel payment to Baxter of the funds currently in the escrow. A hearing is scheduled for December 2, 2011. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed the Board's ruling to the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expired in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter has appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for  $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. Although the Company cannot provide any assurance of the outcome, the Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payers for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. FMCH has filed a motion to dismiss the complaint. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH is cooperating fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, the Company received a subpoena from the United States Attorney for the Eastern District of New York. The subpoena is part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payer programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company is cooperating in the investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of their audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authorities' decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit is expected to be recognized in the fourth quarter of 2011.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws, and comparable laws of other countries.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

13. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at September 30, 2011, and December 31, 2010.

	September 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$395,945	$395,945	$522,870	$522,870
Accounts Receivable	2,916,592	2,916,592	2,687,234	2,687,234
Long-term Notes Receivable	234,350	231,120	-	-

Liabilities
Accounts payable	542,790	542,790	542,524	542,524
Short-term borrowings(1)	161,407	161,407	670,671	670,671
Short-term borrowings from related parties	88,734	88,734	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	479,470	479,470	528,082	528,082
Amended 2006 Senior Credit Agreement	2,905,685	2,867,848	2,953,890	2,937,504
Senior Notes	2,805,758	2,839,384	824,446	880,366
Euro Notes	270,060	275,472	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	313,147	313,147	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of September 30, 2011. At September 30, 2011, there were no borrowings under the A/R Facility.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 6.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 11 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of September 30, 2011 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $1,205,680 and  $1,026,937 at September 30, 2011 and December 31, 2010, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $1,981,611 and  $1,607,312 at September 30, 2011 and December 31, 2010, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges. Part of the interest rate swap agreements effectively convert payments based on variable interest rates applicable to the Company's Amended 2006 Senior Credit Agreement denominated in U.S. dollars into payments at a fixed interest rate. The remaining interest rate swaps have been entered into in anticipation of future debt issuances. The U.S. dollar-denominated swap agreements, all of which expire at various dates in 2012, bear an average interest rate of 3.55%. The euro-denominated interest rate swaps expire in 2012 and have an interest rate of 2.80%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of September 30, 2011 and December 31, 2010, the notional amounts of the U.S. dollar-denominated interest rate swaps in place were  $2,650,000 and  $3,175,000, respectively.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at September 30, 2011 and December 31, 2010.

	September 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	29,279	(8,307)	3,703	(51,816)
Interest rate contracts	-	(125,682)	-	(51,604)
Non-current
Foreign exchange contracts	1,248	(4,094)	810	(486)
Interest rate contracts	-	-	-	(73,221)
Total	$30,527	$(138,083)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	31,369	(20,753)	3,517	(20,751)

Non-current
Foreign exchange contracts	4,097	(3,867)	509	(213)
Total	$35,466	$(24,620)	$4,026	$(20,964)

(1) As of September 30, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(73,937)	$(89,177)
Foreign exchange contracts	(13,803)	(13,435)	Costs of Revenue	$(1,581)	$9,308

	$(87,740)	$(102,612)		$(1,581)	$9,308

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(67,744)	$61,308
	Interest income/expense	5,492	(8,229)

		$(62,252)	$53,079

For foreign exchange derivatives, the Company expects to recognize  $1,426 of losses deferred in accumulated other comprehensive income at September 30, 2011, in earnings during the next twelve months.

The Company expects to incur additional interest expense of  $35,814 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at September 30, 2011 of expected additional interest payments resulting from interest rate swaps.

As of September 30, 2011, the Company had foreign exchange derivatives with maturities of up to 50 months and interest rate swaps with maturities of up to 11 months.

Business Segment Information	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

14. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing vascular access services and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations with products being transferred to the regions at cost. This is a change from prior periods, when these services were managed within the regions. The business segment information has been adjusted accordingly with the exception of segment assets in the prior period. In addition, certain revenues, acquisitions and intangible assets are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and nine-month periods ended September 30, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2011

Net revenue external customers	$2,049,798	$1,187,436	$3,237,234	$4,857	$3,242,091
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Revenue	2,052,131	1,187,436	3,239,567	2,524	3,242,091
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	-	1,784	(1,784)	-
Revenue	2,073,241	986,569	3,059,810	(1,705)	3,058,105
Depreciation and amortization	(63,327)	(35,825)	(99,152)	(24,807)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Income (loss) from equity method investees	1,802	55	1,857	-	1,857
Capital expenditures, acquisitions and investments	56,154	125,730	181,884	28,300	210,184

Nine months ended September 30, 2011

Net revenue external customers	$6,054,505	$3,405,117	$9,459,622	$12,909	$9,472,531
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Total net revenue	6,060,347	3,405,117	9,465,464	7,067	9,472,531
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets(1)	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	-	3,611	(3,611)	-
Total net revenue	6,061,339	2,828,316	8,889,655	(3,222)	8,886,433
Depreciation and amortization	(190,042)	(105,892)	(295,934)	(73,390)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Income (loss) from equity method investees	5,379	105	5,484	-	5,484
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
thereof investments in equity method investees	16,822	5,723	22,545	-	22,545
Capital expenditures, acquisitions and investments(3)	201,038	304,588	505,626	222,440	728,066

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,265,687 in North America, $5,859,228 in International and $499,830 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.

Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$210,423	$216,313
Cash paid for income taxes(1)	$350,268	$371,547
Cash inflow for income taxes from stock option exercises	$9,565	$10,824

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(958,241)	$(353,598)
Liabilities assumed	65,805	71,729
Noncontrolling interest	1,441	9,072
Notes assumed in connection with acquisition	10,600	15,389
Cash paid	(880,395)	(257,408)
Less cash acquired	12,607	12,920
Net cash paid for acquisitions	$(867,788)	$(244,488)
(1) Net of tax refund

Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

16.       Subsequent Events

On October 17, 2011, Finance VIII issued €100,000 aggregate principal amount ( $137,760 at date of issuance) of floating rate senior unsecured notes (the “Floating Rate Senior Notes”) at par, with an interest rate of three month EURIBOR plus 350 basis points. The Floating Rate Senior Notes are due on October 15, 2016. Finance VIII may redeem the Floating Rate Senior Notes at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders of the Floating Rate Senior Notes have a right to request that the issuer of the notes repurchase the notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the notes. The Company will use the net proceeds of approximately  $136,423 for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of our Amended 2006 Senior Credit Agreement, and for general corporate purposes. The Floating Rate Senior Notes are guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries.

The renal pharmaceutical joint venture between the Company and Galenica, Vifor Fresenius Medical Care Renal Pharma Ltd. (“Vifor”), received approval from the responsible European Union antitrust commission and formal closing occurred on November 1, 2011. Upon closing, Vifor will operate worldwide, except for in Turkey and Ukraine, where antitrust approval has not yet been granted.

Supplemental Condensed Combining Information	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

17. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 6) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% Senior Notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 6. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of September 30, 2011 and December 31, 2010 and for the nine-month periods ended September 30, 2011 and 2010. The following combining financial information for the Company is as of September 30, 2011 and December 31, 2010 and for the nine-month periods ended September 30, 2011 and 2010, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$10,153,842	$(2,106,929)	$9,472,531
Cost of revenue	-	-	900,803	-	7,332,480	(2,071,617)	6,161,666
Gross profit	-	-	524,815	-	2,821,362	(35,312)	3,310,865
Operating expenses (income):
Selling, general and administrative	1	60,673	154,172	17,424	1,514,678	(4,989)	1,741,959
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to the FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

	At September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$22	$372	$191	$-	$395,360	$-	$395,945
Trade accounts receivable, less allowance for doubtful accounts	-	-	175,333	-	2,627,766	-	2,803,099
Accounts receivable from related parties	1,255,566	3,506,484	1,045,143	673,235	3,915,557	(10,282,492)	113,493
Inventories	-	-	221,835	-	818,621	(112,123)	928,333
Prepaid expenses and other current assets	-	166,882	27,932	100	797,829	(25,568)	967,175
Deferred taxes	-	28,021	-	-	325,836	25,797	379,654
Total current assets	1,255,588	3,701,759	1,470,434	673,335	8,880,969	(10,394,386)	5,587,699

Property, plant and equipment, net	-	365	176,128	-	2,512,223	(103,149)	2,585,567
Intangible assets	-	298	59,048	-	696,122	-	755,468
Goodwill	-	-	53,855	-	8,676,025	-	8,729,880
Deferred taxes	-	11,837	5,984	-	120,549	(47,414)	90,956
Other assets	-	7,679,948	651,223	10,855,512	(6,043,195)	(12,268,313)	875,175
Total assets	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

Current liabilities:
Accounts payable	$-	$799	$30,862	$-	$399,098	$-	$430,759
Accounts payable to related parties	-	1,298,089	1,037,569	1,547,650	6,581,606	(10,352,883)	112,031
Accrued expenses and other current liabilities	15,887	155,213	139,909	1,491	1,408,886	4,502	1,725,888
Short-term borrowings	-	97	-	-	161,310	-	161,407
Short-term borrowings from related parties	-	-	-	-	34,901	53,833	88,734
Current portion of long-term debt and capital lease obligations	-	62,134	-	766,864	145,222	-	974,220
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	1,345	81,190	-	-	89,431	(1,013)	170,953
Deferred taxes	-	-	7,802	-	29,323	(9,156)	27,969
Total current liabilities	17,232	1,597,522	1,216,142	2,316,005	8,849,777	(10,304,717)	3,691,961

Long term debt and capital lease obligations, less current portion	1,178,562	759,096	-	758,792	6,798,919	(4,008,616)	5,486,753
Long term borrowings from related parties	-	1,272,037	210,770	414,527	(403,779)	(1,493,555)	-
Other liabilities	-	3,561	11,413	91,486	110,889	25,458	242,807
Pension liabilities	-	6,855	155,019	-	42,993	-	204,867
Income tax payable	-	1,068	-	-	50,230	124,712	176,010
Deferred taxes	-	-	-	-	621,253	(14,170)	607,083
Total liabilities	1,195,794	3,640,139	1,593,344	3,580,810	16,070,282	(15,670,888)	10,409,481

Noncontrolling interests subject to put provisions	-	-	-	-	313,147	-	313,147
Total FMC-AG & Co. KGaA shareholders' equity	59,794	7,754,068	823,328	7,948,037	(1,688,785)	(7,142,374)	7,754,068
Noncontrolling interests not subject to put provisions	-	-	-	-	148,049	-	148,049
Total equity	59,794	7,754,068	823,328	7,948,037	(1,540,736)	(7,142,374)	7,902,117
Total liabilities and equity	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash outflow from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	808,465	(8,637)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,650,060	(15,584)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	22	(146,805)	(34)	-	19,892	-	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,168,900	$-	$9,395,251	$(1,677,718)	$8,886,433
Cost of revenue	-	-	755,132	-	6,764,942	(1,664,019)	5,856,055
Gross profit	-	-	413,768	-	2,630,309	(13,699)	3,030,378
Operating expenses (income):
Selling, general and administrative	11	77,987	116,441	13,508	1,378,098	(7,917)	1,578,128
Research and development	-	-	44,661	-	22,595	-	67,256
Operating (loss) income	(11)	(77,987)	252,666	(13,508)	1,229,616	(5,782)	1,384,994
Other (income) expense:
Interest, net	(539)	25,391	2,053	42,254	139,315	(2,458)	206,016
Other, net	-	(859,362)	177,256	(474,925)	-	1,157,031	-
Income (loss) before income taxes	528	755,984	73,357	419,163	1,090,301	(1,160,355)	1,178,978
Income tax expense (benefit)	150	48,811	72,917	(21,970)	451,042	(141,443)	409,507
Net Income (loss)	378	707,173	440	441,133	639,259	(1,018,912)	769,471
Net Income attributable to noncontrolling interests	-	-	-	-	-	62,298	62,298
Net income (loss) attributable to the FMC-AG & Co. KGaA	$378	$707,173	$440	$441,133	$639,259	$(1,081,210)	$707,173

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$378	$707,173	$440	$441,133	$639,259	$(1,018,912)	$769,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(470,783)	-	(474,925)	-	945,708	-
Depreciation and amortization	-	1,079	28,965	666	355,318	(16,704)	369,324
Change in deferred taxes, net	-	(7,279)	1,202	-	24,775	(2,352)	16,346
(Gain) loss on sale of fixed assets and investments	-	(6)	(59)	-	(4,799)	-	(4,864)
(Gain) loss on investments	-	(224)	27	-	224	(27)	-
Compensation expense related to stock options	-	20,385	-	-	-	-	20,385
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(4,850)	-	(203,903)	-	(208,753)
Inventories	-	-	(2,844)	-	(27,703)	9,735	(20,812)
Prepaid expenses and other current and non-current assets	-	4,493	(14,455)	14,711	(60,753)	(583)	(56,587)
Accounts receivable from / payable to related parties	8,657	250,006	27,929	27,035	(417,172)	86,669	(16,876)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	2,906	43,101	(345)	112,523	5,488	155,058
Income tax payable	(7)	23,381	-	(21,970)	(5,343)	8,381	4,442
Net cash provided by (used in) operating activities	413	531,131	79,456	(13,695)	412,426	17,403	1,027,134

Investing Activities:
Purchases of property, plant and equipment	-	(280)	(22,580)	-	(345,168)	18,010	(350,018)
Proceeds from sale of property, plant and equipment	-	15	705	-	9,832	-	10,552
Disbursement of loans to related parties	-	234,386	133	322,854	(324,332)	(233,041)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(135,952)	(2,287)	-	(245,514)	5,705	(378,048)
Proceeds from divestitures	-	-	-	-	8,494	-	8,494
Net cash provided by (used in) investing activities	-	98,169	(24,029)	322,854	(896,688)	(209,326)	(709,020)

Financing Activities:
Short-term borrowings, net	-	-	(55,604)	-	65,695	-	10,091
Long-term debt and capital lease obligations, net	-	(145,228)	-	(309,159)	85,542	233,041	(135,804)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	281,000	-	281,000
Proceeds from exercise of stock options	-	82,267	-	-	10,825	-	93,092
Dividends paid	(495)	(231,967)	-	-	(8,613)	9,108	(231,967)
Capital increase (decrease)	-	-	-	-	5,705	(5,705)	-
Distributions to noncontrolling interest	-	-	-	-	(87,037)	-	(87,037)
Contributions from noncontrolling interest	-	-	-	-	19,205	-	19,205
Net cash provided by (used in) financing activities	(495)	(294,928)	(55,604)	(309,159)	372,322	236,444	(51,420)

Effect of exchange rate changes on cash and cash equivalents	-	(95,004)	(17)	-	98,775	35	3,789
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(82)	239,368	(194)	-	(13,165)	44,556	270,483
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$26	$239,392	$-	$-	$287,734	$44,556	$571,708

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Mandatorily Redeemable Trust Preferred Securities	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

10. Mandatorily Redeemable Trust Preferred Securities

On June 15, 2011, the Company redeemed the Trust Preferred Securities that became due on that date and that were issued in 2001 by Fresenius Medical Care Capital Trust IV and V in the amount of  $225,000 and €300,000 ( $428,760 at the date of redemption), respectively, primarily with funds obtained under existing credit facilities.

Inventories (Tables)	9 Months Ended
Sep. 30, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2011	December 31, 2010
Raw materials and purchased components	$168,075	$158,163
Work in process	70,782	56,345
Finished goods	575,518	475,641
Health care supplies	113,958	118,948
Inventories	$928,333	$809,097

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30, 2011	December 31, 2010
Borrowings under lines of credit	$152,320	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	9,087	28,880
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties (see Note 3.c.)	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$250,141	$680,354

Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,905,685	$2,953,890
Senior Notes	2,805,758	824,446
Euro Notes	270,060	267,240
European Investment Bank Agreements	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
	6,460,973	4,573,658
Less current maturities	(974,220)	(263,982)
	$5,486,753	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$135,030	$81,126
Term Loan A	1,245,000	1,335,000	1,245,000	1,335,000
Term Loan B	1,525,655	1,537,764	1,525,655	1,537,764
	$3,970,655	$4,072,764	$2,905,685	$2,953,890

Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2011
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$279,255	$247,788	$760,717	$707,173
less:
Dividend preference on Preference shares	28	26	83	77
Income available to all classes of shares	$279,227	$247,762	$760,634	$707,096

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,280,448	297,244,371	298,714,674	296,370,673
Preference shares outstanding	3,964,914	3,914,044	3,960,315	3,901,126
Total weighted average shares outstanding	303,245,362	301,158,415	302,674,989	300,271,799
Potentially dilutive Ordinary shares	1,869,658	1,375,974	1,588,786	1,072,429
Potentially dilutive Preference shares	20,342	43,389	20,099	41,626
Total weighted average Ordinary shares outstanding assuming dilution	301,150,106	298,620,345	300,303,460	297,443,102
Total weighted average Preference shares outstanding assuming dilution	3,985,256	3,957,433	3,980,414	3,942,752

Basic income per Ordinary share	$0.92	$0.82	$2.51	$2.35
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.93	$0.83	$2.53	$2.37

Fully diluted income per Ordinary share	$0.92	$0.82	$2.50	$2.35
Plus preference per Preference shares	0.00	0.01	0.02	0.02
Fully diluted income per Preference share	$0.92	$0.83	$2.52	$2.37

Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended September 30,		Nine months ended September 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,685	$1,939	$8,042	$5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$6,585	$4,339	$19,168	$13,171

Noncontrolling Interests Subject To Put Provisions (Tables)	9 Months Ended
Sep. 30, 2011
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

11.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of September 30, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $313,147 and  $279,709, respectively, of which, at September 30, 2011,  $98,351 were exercisable. No options were exercised during the first nine months of 2011.

Following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2011 and the year ended December 31, 2010:

	2011	2010

Beginning balance as of January 1, 2011 and 2010	$279,709	$231,303
Contributions to noncontrolling interests	(28,885)	(38,964)
Purchase/ sale of noncontrolling interests	6,021	28,969
Contributions from noncontrolling interests	5,836	5,289
Changes in fair value of noncontrolling interests	20,636	24,222
Net income	29,759	28,839
Other comprehensive income (loss)	71	51
Ending balance as of September 30, 2011 and December 31, 2010	$313,147	$279,709

Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	September 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$395,945	$395,945	$522,870	$522,870
Accounts Receivable	2,916,592	2,916,592	2,687,234	2,687,234
Long-term Notes Receivable	234,350	231,120	-	-

Liabilities
Accounts payable	542,790	542,790	542,524	542,524
Short-term borrowings(1)	161,407	161,407	670,671	670,671
Short-term borrowings from related parties	88,734	88,734	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	479,470	479,470	528,082	528,082
Amended 2006 Senior Credit Agreement	2,905,685	2,867,848	2,953,890	2,937,504
Senior Notes	2,805,758	2,839,384	824,446	880,366
Euro Notes	270,060	275,472	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	313,147	313,147	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of September 30, 2011. At September 30, 2011, there were no borrowings under the A/R Facility.

Derivative Financial Instruments Valuation
	September 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	29,279	(8,307)	3,703	(51,816)
Interest rate contracts	-	(125,682)	-	(51,604)
Non-current
Foreign exchange contracts	1,248	(4,094)	810	(486)
Interest rate contracts	-	-	-	(73,221)
Total	$30,527	$(138,083)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	31,369	(20,753)	3,517	(20,751)

Non-current
Foreign exchange contracts	4,097	(3,867)	509	(213)
Total	$35,466	$(24,620)	$4,026	$(20,964)

(1) As of September 30, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(73,937)	$(89,177)
Foreign exchange contracts	(13,803)	(13,435)	Costs of Revenue	$(1,581)	$9,308

	$(87,740)	$(102,612)		$(1,581)	$9,308

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(67,744)	$61,308
	Interest income/expense	5,492	(8,229)

		$(62,252)	$53,079

Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2011

Net revenue external customers	$2,049,798	$1,187,436	$3,237,234	$4,857	$3,242,091
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Revenue	2,052,131	1,187,436	3,239,567	2,524	3,242,091
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	-	1,784	(1,784)	-
Revenue	2,073,241	986,569	3,059,810	(1,705)	3,058,105
Depreciation and amortization	(63,327)	(35,825)	(99,152)	(24,807)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Income (loss) from equity method investees	1,802	55	1,857	-	1,857
Capital expenditures, acquisitions and investments	56,154	125,730	181,884	28,300	210,184

Nine months ended September 30, 2011

Net revenue external customers	$6,054,505	$3,405,117	$9,459,622	$12,909	$9,472,531
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Total net revenue	6,060,347	3,405,117	9,465,464	7,067	9,472,531
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets(1)	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	-	3,611	(3,611)	-
Total net revenue	6,061,339	2,828,316	8,889,655	(3,222)	8,886,433
Depreciation and amortization	(190,042)	(105,892)	(295,934)	(73,390)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Income (loss) from equity method investees	5,379	105	5,484	-	5,484
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
thereof investments in equity method investees	16,822	5,723	22,545	-	22,545
Capital expenditures, acquisitions and investments(3)	201,038	304,588	505,626	222,440	728,066

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,265,687 in North America, $5,859,228 in International and $499,830 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.

Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2011
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Nine months ended September 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$210,423	$216,313
Cash paid for income taxes(1)	$350,268	$371,547
Cash inflow for income taxes from stock option exercises	$9,565	$10,824

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(958,241)	$(353,598)
Liabilities assumed	65,805	71,729
Noncontrolling interest	1,441	9,072
Notes assumed in connection with acquisition	10,600	15,389
Cash paid	(880,395)	(257,408)
Less cash acquired	12,607	12,920
Net cash paid for acquisitions	$(867,788)	$(244,488)
(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$10,153,842	$(2,106,929)	$9,472,531
Cost of revenue	-	-	900,803	-	7,332,480	(2,071,617)	6,161,666
Gross profit	-	-	524,815	-	2,821,362	(35,312)	3,310,865
Operating expenses (income):
Selling, general and administrative	1	60,673	154,172	17,424	1,514,678	(4,989)	1,741,959
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to the FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,168,900	$-	$9,395,251	$(1,677,718)	$8,886,433
Cost of revenue	-	-	755,132	-	6,764,942	(1,664,019)	5,856,055
Gross profit	-	-	413,768	-	2,630,309	(13,699)	3,030,378
Operating expenses (income):
Selling, general and administrative	11	77,987	116,441	13,508	1,378,098	(7,917)	1,578,128
Research and development	-	-	44,661	-	22,595	-	67,256
Operating (loss) income	(11)	(77,987)	252,666	(13,508)	1,229,616	(5,782)	1,384,994
Other (income) expense:
Interest, net	(539)	25,391	2,053	42,254	139,315	(2,458)	206,016
Other, net	-	(859,362)	177,256	(474,925)	-	1,157,031	-
Income (loss) before income taxes	528	755,984	73,357	419,163	1,090,301	(1,160,355)	1,178,978
Income tax expense (benefit)	150	48,811	72,917	(21,970)	451,042	(141,443)	409,507
Net Income (loss)	378	707,173	440	441,133	639,259	(1,018,912)	769,471
Net Income attributable to noncontrolling interests	-	-	-	-	-	62,298	62,298
Net income (loss) attributable to the FMC-AG & Co. KGaA	$378	$707,173	$440	$441,133	$639,259	$(1,081,210)	$707,173

Balance sheet information segregated by issuers and guarantors
	At September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$22	$372	$191	$-	$395,360	$-	$395,945
Trade accounts receivable, less allowance for doubtful accounts	-	-	175,333	-	2,627,766	-	2,803,099
Accounts receivable from related parties	1,255,566	3,506,484	1,045,143	673,235	3,915,557	(10,282,492)	113,493
Inventories	-	-	221,835	-	818,621	(112,123)	928,333
Prepaid expenses and other current assets	-	166,882	27,932	100	797,829	(25,568)	967,175
Deferred taxes	-	28,021	-	-	325,836	25,797	379,654
Total current assets	1,255,588	3,701,759	1,470,434	673,335	8,880,969	(10,394,386)	5,587,699

Property, plant and equipment, net	-	365	176,128	-	2,512,223	(103,149)	2,585,567
Intangible assets	-	298	59,048	-	696,122	-	755,468
Goodwill	-	-	53,855	-	8,676,025	-	8,729,880
Deferred taxes	-	11,837	5,984	-	120,549	(47,414)	90,956
Other assets	-	7,679,948	651,223	10,855,512	(6,043,195)	(12,268,313)	875,175
Total assets	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

Current liabilities:
Accounts payable	$-	$799	$30,862	$-	$399,098	$-	$430,759
Accounts payable to related parties	-	1,298,089	1,037,569	1,547,650	6,581,606	(10,352,883)	112,031
Accrued expenses and other current liabilities	15,887	155,213	139,909	1,491	1,408,886	4,502	1,725,888
Short-term borrowings	-	97	-	-	161,310	-	161,407
Short-term borrowings from related parties	-	-	-	-	34,901	53,833	88,734
Current portion of long-term debt and capital lease obligations	-	62,134	-	766,864	145,222	-	974,220
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	1,345	81,190	-	-	89,431	(1,013)	170,953
Deferred taxes	-	-	7,802	-	29,323	(9,156)	27,969
Total current liabilities	17,232	1,597,522	1,216,142	2,316,005	8,849,777	(10,304,717)	3,691,961

Long term debt and capital lease obligations, less current portion	1,178,562	759,096	-	758,792	6,798,919	(4,008,616)	5,486,753
Long term borrowings from related parties	-	1,272,037	210,770	414,527	(403,779)	(1,493,555)	-
Other liabilities	-	3,561	11,413	91,486	110,889	25,458	242,807
Pension liabilities	-	6,855	155,019	-	42,993	-	204,867
Income tax payable	-	1,068	-	-	50,230	124,712	176,010
Deferred taxes	-	-	-	-	621,253	(14,170)	607,083
Total liabilities	1,195,794	3,640,139	1,593,344	3,580,810	16,070,282	(15,670,888)	10,409,481

Noncontrolling interests subject to put provisions	-	-	-	-	313,147	-	313,147
Total FMC-AG & Co. KGaA shareholders' equity	59,794	7,754,068	823,328	7,948,037	(1,688,785)	(7,142,374)	7,754,068
Noncontrolling interests not subject to put provisions	-	-	-	-	148,049	-	148,049
Total equity	59,794	7,754,068	823,328	7,948,037	(1,540,736)	(7,142,374)	7,902,117
Total liabilities and equity	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash outflow from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	808,465	(8,637)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,650,060	(15,584)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	22	(146,805)	(34)	-	19,892	-	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$378	$707,173	$440	$441,133	$639,259	$(1,018,912)	$769,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(470,783)	-	(474,925)	-	945,708	-
Depreciation and amortization	-	1,079	28,965	666	355,318	(16,704)	369,324
Change in deferred taxes, net	-	(7,279)	1,202	-	24,775	(2,352)	16,346
(Gain) loss on sale of fixed assets and investments	-	(6)	(59)	-	(4,799)	-	(4,864)
(Gain) loss on investments	-	(224)	27	-	224	(27)	-
Compensation expense related to stock options	-	20,385	-	-	-	-	20,385
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(4,850)	-	(203,903)	-	(208,753)
Inventories	-	-	(2,844)	-	(27,703)	9,735	(20,812)
Prepaid expenses and other current and non-current assets	-	4,493	(14,455)	14,711	(60,753)	(583)	(56,587)
Accounts receivable from / payable to related parties	8,657	250,006	27,929	27,035	(417,172)	86,669	(16,876)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	2,906	43,101	(345)	112,523	5,488	155,058
Income tax payable	(7)	23,381	-	(21,970)	(5,343)	8,381	4,442
Net cash provided by (used in) operating activities	413	531,131	79,456	(13,695)	412,426	17,403	1,027,134

Investing Activities:
Purchases of property, plant and equipment	-	(280)	(22,580)	-	(345,168)	18,010	(350,018)
Proceeds from sale of property, plant and equipment	-	15	705	-	9,832	-	10,552
Disbursement of loans to related parties	-	234,386	133	322,854	(324,332)	(233,041)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(135,952)	(2,287)	-	(245,514)	5,705	(378,048)
Proceeds from divestitures	-	-	-	-	8,494	-	8,494
Net cash provided by (used in) investing activities	-	98,169	(24,029)	322,854	(896,688)	(209,326)	(709,020)

Financing Activities:
Short-term borrowings, net	-	-	(55,604)	-	65,695	-	10,091
Long-term debt and capital lease obligations, net	-	(145,228)	-	(309,159)	85,542	233,041	(135,804)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	281,000	-	281,000
Proceeds from exercise of stock options	-	82,267	-	-	10,825	-	93,092
Dividends paid	(495)	(231,967)	-	-	(8,613)	9,108	(231,967)
Capital increase (decrease)	-	-	-	-	5,705	(5,705)	-
Distributions to noncontrolling interest	-	-	-	-	(87,037)	-	(87,037)
Contributions from noncontrolling interest	-	-	-	-	19,205	-	19,205
Net cash provided by (used in) financing activities	(495)	(294,928)	(55,604)	(309,159)	372,322	236,444	(51,420)

Effect of exchange rate changes on cash and cash equivalents	-	(95,004)	(17)	-	98,775	35	3,789
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(82)	239,368	(194)	-	(13,165)	44,556	270,483
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$26	$239,392	$-	$-	$287,734	$44,556	$571,708

Acquisitions and Investments (Details) In Thousands	9 Months Ended
	Sep. 30, 2011 International Dialysis Centers [Member] USD ( $)	Sep. 30, 2011 International Dialysis Centers [Member] EUR ( €)	Sep. 30, 2011 American Access Care Holdings LLC [Member]	Sep. 30, 2011 Liberty Dialysis Holdings Inc [Member] USD ( $)
Business Acquisition [Line Items]
Date of acquisition agreement	2011-01-04	2011-01-04	2011-10-01
Name of acquired entity	International Dialysis Centers ("IDC")	International Dialysis Centers ("IDC")	American Access Care Holdings, LLC ("AAC")	Liberty Dialysis Holdings, Inc.
Purchase price	$ 719,598	€ 529,214
Description of acquired entity	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.	AAC operates 28 freestanding out-patient interventional radiology centers in 12 states in the U.S., primarily dedicated to the vascular access needs of dialysis patients.	Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S. and approximately $1,000,000 in annual revenue.
Purchase price allocation status	A preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ( $544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ( $87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.	A preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ( $544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ( $87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.
Goodwill	544,562	403,290
Intangible assets	87,364	64,700
Long-term notes receivable				$ 294,000

Related Party Transactions (Details)	9 Months Ended		9 Months Ended												12 Months Ended		9 Months Ended
	Sep. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Sep. 30, 2011 Fresenius SE [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] EUR ( €)	Sep. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Sep. 30, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Sep. 30, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Sep. 30, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Sep. 30, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Sep. 30, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ( $)	Dec. 31, 2010 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR ( €)	Sep. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ( $)	Sep. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR ( €)	Sep. 30, 2011 General Partner [Member] USD ( $)	Sep. 30, 2011 General Partner [Member] EUR ( €)	Sep. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Sep. 30, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Sep. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Sep. 30, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Sep. 30, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ( $)	Sep. 30, 2011 Fresenius SE Subsidiary [Member] USD ( $)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 3030.00%
Amount of transaction					51,357,000	44,607,000	4,918,000	4,746,000	19,442,000	15,135,000	14,579,000	11,468,000	39,350,000	33,443,000							9,772,000	8,773,000	18,900,000	23,365,000	9,441,000
Due to related parties	$ 112,031,000	$ 121,887,000	$ 77,372,000	€ 57,300,000											$ 32,871,000	€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,025,000	€ 1,500,000						$ 1,566,000
Interest rate			2.61%	2.61%											1.94%	1.94%	6.00%	6.00%	1.34%	1.34%						6.65%
Date of repayment			Oct 31, 2011	Oct 31, 2011											Jan 3, 2011	Jan 3, 2011			Aug 19, 2011	Aug 19, 2011						Apr 14, 2013

Inventories (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 168,075	$ 158,163
Work in process	70,782	56,345
Finished goods	575,518	475,641
Health care supplies	113,958	118,948
Inventories	928,333	809,097
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	70,771
Unrecorded Unconditional Purchase Obligation, Description	At June 30, 2011, the Company had a contingent liability of up to $70,771 related to expected purchases of certain materials during 2011. Due to renegotiations of supply contracts related to these materials during the third quarter of 2011, this contingent liability has been resolved. As a further result of these renegotiations, changes in the unconditional purchase agreements related to these materials will result in a decrease of the purchase obligation by $242,658 as of December 31, 2011 as compared to the obligation under the old contracts.
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Fresenius SE [Member]	Sep. 30, 2011 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 152,320	$ 131,791
Accounts receivable facility	0	510,000
Other financial liabilities	9,087	28,880
Related Party Transaction Rate			2.61%	1.34%
Short-term borrowings and other financial liabilities	161,407	670,671
Short Term Borrowings Due To Related Parties Current	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 250,141	$ 680,354

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended											9 Months Ended
	Sep. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Sep. 30, 2011 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Sep. 30, 2011 Term Loan A [Member] USD ( $)	Dec. 31, 2010 Term Loan A [Member] USD ( $)	Sep. 30, 2011 Term Loan B [Member] USD ( $)	Dec. 31, 2010 Term Loan B [Member] USD ( $)	Sep. 30, 2011 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ( $)	Sep. 30, 2011 Senior Notes [Member] USD ( $)	Dec. 31, 2010 Senior Notes [Member] USD ( $)	Sep. 30, 2011 Senior Notes February 2011 [Member]	Sep. 30, 2011 Senior Notes 5.75 Percent [Member] USD ( $)	Sep. 30, 2011 Senior Notes 5.25 Percent [Member] USD ( $)	Sep. 30, 2011 Senior Notes 5.25 Percent [Member] EUR ( €)	Sep. 30, 2011 Euro Notes [Member] USD ( $)	Dec. 31, 2010 Euro Notes [Member] USD ( $)	Sep. 30, 2011 EIB Agreements [Member] USD ( $)	Dec. 31, 2010 EIB Agreements [Member] USD ( $)
Debt Instrument [Line Items]
Senior Credit Agreement			$ 2,905,685	$ 2,953,890
Senior Long Term Notes											2,805,758	824,446					270,060	267,240	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
Long-term debt and capital lease obligations	6,460,973	4,573,658
Less current maturities	974,220	263,982
Total long-term debt less current maturities	5,486,753	4,309,676
Maximum amount available			3,970,655	4,072,764	1,245,000	1,335,000	1,525,655	1,537,764	1,200,000	1,200,000
Balance outstanding			2,905,685	2,953,890	1,245,000	1,335,000	1,525,655	1,537,764	135,030	81,126
Line of credit outstanding which reduces available borrowings under the revolving credit facility	180,766	121,518
Senior Notes Issued February 2011 [Abstract]
Issuance date													2011-02-03
Issuer														Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A.	FMC Finance VII S.A.
Face amount														$ 650,000	$ 412,350	€ 300,000
Stated interest rate														5.75%	5.25%	5.25%
Effective interest rate														5.88%
Maturity date														Feb 15, 2021	Feb 15, 2021	Feb 15, 2021
Call feature													US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.

Stock Options (Details) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011 EUR ( €)	Sep. 30, 2011 Stock Option 2011 Plan [Member] USD ( $)	Sep. 30, 2011 Stock Option 2011 Plan [Member] EUR ( €)	Sep. 30, 2011 Stock Option 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2011 Stock Option 2011 Plan [Member] Company Management Employees [Member]	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] EUR ( €)	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] USD ( $)	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2011 Phantom Stock 2011 Plan [Member] Company Management Employees [Member]	Sep. 30, 2011 Long Term Incentive Program 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase			€ 12,000
Common stock no par value (in Euros)	€ 1		€ 1
Stock option expiration period		eight years				five years	five years
Stock option vesting period		four years				four years	four years
Performance target, EPS minimum increase										8.00%
Awards granted				307,515	1,922,571			29,313	213,243
Weighted average exercise price		$ 75.47	€ 52.48
Weighted average fair value per share granted		$ 19.33				€ 48.01	$ 64.83
Total fair value of granted shares		$ 37,157					$ 13,825

Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Numerators:
Income attributable to the Company	$ 279,255	$ 247,788	$ 760,717	$ 707,173
Less: Dividend preference on Preference shares	28	26	83	77
Income available to all classes of shares	$ 279,227	$ 247,762	$ 760,634	$ 707,096
Denominators:
Weighted average number of ordinary shares outstanding	299,280,448	297,244,371	298,714,674	296,370,673
Weighted average number of preference shares outstanding	3,964,914	3,914,044	3,960,315	3,901,126
Total weighted average shares outstanding	303,245,362	301,158,415	302,674,989	300,271,799
Potentially dilutive Ordinary shares	1,869,658	1,375,974	1,588,786	1,072,429
Potentially dilutive Preference shares	20,342	43,389	20,099	41,626
Total weighted average Ordinary shares outstanding assuming dilution	301,150,106	298,620,345	300,303,460	297,443,102
Total weighted average Preference shares outstanding assuming dilution	3,985,256	3,957,433	3,980,414	3,942,752
Basic income per Ordinary share	$ 0.92	$ 0.82	$ 2.51	$ 2.35
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.93	$ 0.83	$ 2.53	$ 2.37
Fully diluted income per Ordinary share	$ 0.92	$ 0.82	$ 2.5	$ 2.35
Plus preference per Preference shares	$ 0	$ 0.01	$ 0.02	$ 0.02
Fully diluted income per Preference share	$ 0.92	$ 0.83	$ 2.52	$ 2.37

Employee Benefit Plans (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,685	$ 1,939	$ 8,042	$ 5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$ 6,585	$ 4,339	$ 19,168	$ 13,171

Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands	9 Months Ended
	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 Fresenius Medical Care Capital Trust IV [Member] USD ( $)	Sep. 30, 2011 Fresenius Medical Care Capital Trust V [Member] EUR ( €)
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stated amount		$ 225,000	€ 300,000
Redemption date	Jun 15, 2011
Trust Preferred Securities, current	$ 0

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 313,147		$ 313,147		$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			280,649		231,967
Purchase (sale) of noncontrolling interests			(14,015)		11,032
Cash contributions from noncontrolling interests			39,520		54,225
Changes in fair value of noncontrolling interests			(20,636)		(24,222)
Net Income	302,864	269,979	838,063	769,471
Other comprehensive income (loss), net of tax	(325,126)	214,601	(161,921)	(146,694)
Noncontrolling interests subject to put provisions ending balance	313,147		313,147		279,709
Put provisions exercisable	98,351		98,351
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			231,303
Dividends paid			(28,885)		(38,964)
Purchase (sale) of noncontrolling interests			6,021		28,969
Cash contributions from noncontrolling interests			5,836		5,289
Changes in fair value of noncontrolling interests			20,636		24,222
Net Income			29,759		28,839
Other comprehensive income (loss), net of tax			71		51
Noncontrolling interests subject to put provisions ending balance					$ 231,303

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands	Sep. 30, 2011
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 395,945	$ 522,870	$ 571,708	$ 301,225
Liabilities:
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	313,147	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,205,680	1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,981,611	1,607,312
Notional amount of interest rate derivatives	2,650,000	3,175,000
Reclassification from accumulated OCI into earnings, time estimate	12 months 1,426
Amount of additional interest expense expected to be reclassified into earnings	35,814
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	50
Maximum remaining maturity of interest rate cash flow hedges	11
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	2,805,758	824,446
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	395,945	522,870
Accounts receivable	2,916,592	2,687,234
Long-term notes receivable	234,350	0
Liabilities:
Accounts Payable	542,790	542,524
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	479,470	528,082
Senior Credit Agreement	2,905,685	2,953,890
Senior Long Term Notes	270,060	267,240
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	313,147	279,709
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	275,472	276,756
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	2,839,384	880,366
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	395,945	522,870
Accounts receivable	2,916,592	2,687,234
Long-term notes receivable	231,120	0
Liabilities:
Accounts Payable	542,790	542,524
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	479,470	528,082
Senior Credit Agreement	2,867,848	2,937,504
Trust Preferred Securities, current	0	643,828
Noncontrolling interests subject to put provisions	313,147	279,709
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	270,060	267,240
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 2,805,758	$ 824,446

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	3.55%
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 29,279	$ 3,703
Liabilities	(8,307)	(51,816)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	31,369	3,517
Liabilities	(20,753)	(20,751)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(125,682)	(51,604)
Interest Rate Contract Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	1,248	810
Liabilities	(4,094)	(486)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,097	509
Liabilities	(3,867)	(213)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	(73,221)
Interest Rate Contract Non Current Yen [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	0	0
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	30,527	4,513
Liabilities	(138,083)	(177,127)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	35,466	4,026
Liabilities	$ (24,620)	$ (20,964)

Financial Instruments (Details 2) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Nondesignated as Hedging Instrument [Member] | Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 5,492	$ (8,229)
Designated As Hedging Instrument [Member] | Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(1,581)	9,308
Nondesignated as Hedging Instrument [Member] | Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(67,744)	61,308
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(87,740)	(102,612)
Amount of (Gain) or Loss Recognized in Income on Derivatives	(1,581)	9,308
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(73,937)	(89,177)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(13,803)	(13,435)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (62,252)	$ 53,079

Business Segment Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,242,091	$ 3,058,105	$ 9,472,531	$ 8,886,433
Inter - segment revenue	0	0	0	0
Segment depreciation and amortization	(141,422)	(123,959)	(413,695)	(369,324)
Operating income	533,734	493,250	1,488,362	1,384,994
Income from equity method investees	5,940	1,857	22,402	5,484
Segment assets	18,624,745		18,624,745		17,094,661
thereof investment in equity method investees	330,016		330,016		250,373
Capital expenditures, acquisitions and investments	207,057	210,184	1,567,899	728,066
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,237,234	3,058,026	9,459,622	8,886,044
Inter - segment revenue	2,333	1,784	5,842	3,611
Segment revenue	3,239,567	3,059,810	9,465,464	8,889,655
Segment depreciation and amortization	(110,602)	(99,152)	(328,554)	(295,934)
Operating income	579,720	530,369	1,614,437	1,494,398
Income from equity method investees	5,940	1,857	22,402	5,484
Segment assets	16,518,863	15,896,500	16,518,863	15,896,500
thereof investment in equity method investees	330,016	22,545	330,016	22,545
Capital expenditures, acquisitions and investments	166,433	181,884	1,467,271	505,626
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,049,798	2,071,457	6,054,505	6,057,728
Inter - segment revenue	2,333	1,784	5,842	3,611
Segment revenue	2,052,131	2,073,241	6,060,347	6,061,339
Segment depreciation and amortization	(65,935)	(63,327)	(200,717)	(190,042)
Operating income	374,688	374,096	1,035,251	1,014,099
Income from equity method investees	5,866	1,802	22,233	5,379
Segment assets	11,264,589	11,255,233	11,264,589	11,255,233
thereof investment in equity method investees	324,539	16,822	324,539	16,822
Capital expenditures, acquisitions and investments	102,503	56,154	564,928	201,038
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,187,436	986,569	3,405,117	2,828,316
Inter - segment revenue	0	0	0	0
Segment revenue	1,187,436	986,569	3,405,117	2,828,316
Segment depreciation and amortization	(44,667)	(35,825)	(127,837)	(105,892)
Operating income	205,032	156,273	579,186	480,299
Income from equity method investees	74	55	169	105
Segment assets	5,254,274	4,641,267	5,254,274	4,641,267
thereof investment in equity method investees	5,477	5,723	5,477	5,723
Capital expenditures, acquisitions and investments	63,930	125,730	902,343	304,588
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,857	79	12,909	389
Inter - segment revenue	(2,333)	(1,784)	(5,842)	(3,611)
Segment revenue	2,524	(1,705)	7,067	(3,222)
Segment depreciation and amortization	(30,820)	(24,807)	(85,141)	(73,390)
Operating income	(45,986)	(37,119)	(126,075)	(109,404)
Income from equity method investees	0	0	0	0
Segment assets	2,105,882	799,269	2,105,882	799,269
thereof investment in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	40,624	28,300	100,628	222,440
Exclusion of non-cash acquisitions				$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Supplementary cash flow information:
Cash paid for interest	$ 210,423	$ 216,313
Cash paid for income taxes, net of tax refund	350,268	371,547
Cash inflow for income taxes from stock option exercises	9,565	10,824
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(958,241)	(353,598)
Liabilities assumed	65,805	71,729
Noncontrolling interest	1,441	9,072
Notes assumed in connection with acquisition	10,600	15,389
Cash paid	(880,395)	(257,408)
Less cash acquired	12,607	12,920
Net cash paid for acquisitions	$ (867,788)	$ (244,488)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 3,242,091	$ 3,058,105	$ 9,472,531	$ 8,886,433
Cost of revenues	2,088,252	2,003,627	6,161,666	5,856,055
Gross profit	1,153,839	1,054,478	3,310,865	3,030,378
Selling, general and administrative			1,741,959	1,578,128
Research and development	27,612	22,794	80,544	67,256
Operating income	533,734	493,250	1,488,362	1,384,994
Interest, net			214,242	206,016
Other, net			0	0
Income before income taxes	465,661	422,883	1,274,120	1,178,978
Income tax expense	162,797	152,904	436,057	409,507
Net Income	302,864	269,979	838,063	769,471
Less: Net income attributable to noncontrolling interests	23,609	22,191	77,346	62,298
Income attributable to the Company	279,255	247,788	760,717	707,173
Current assets:
Cash and cash equivalents	395,945	571,708	395,945	571,708	522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,803,099		2,803,099		2,573,258
Accounts receivable from related parties	113,493		113,493		113,976
Inventories	928,333		928,333		809,097
Prepaid expenses and other current assets	967,175		967,175		783,231
Deferred tax asset, current	379,654		379,654		350,162
Total current assets	5,587,699		5,587,699		5,152,594
Property, plant and equipment, net	2,585,567		2,585,567		2,527,292
Intangible assets	755,468		755,468		692,544
Goodwill	8,729,880		8,729,880		8,140,468
Deferred tax asset, non-current	90,956		90,956		93,168
Total assets	18,624,745		18,624,745		17,094,661
Current liabilities:
Accounts payable	430,759		430,759		420,637
Accounts payable to related parties	112,031		112,031		121,887
Accrued expenses and other current liabilities	1,725,888		1,725,888		1,537,423
Short-term borrowings and other financial liabilities	161,407		161,407		670,671
Short Term Borrowings Due To Related Parties Current	88,734		88,734		9,683
Current portion of long-term debt and capital lease obligations	974,220		974,220		263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	170,953		170,953		117,542
Deferred tax liability, current	27,969		27,969		22,349
Total current liabilities	3,691,961		3,691,961		3,789,723
Total long-term debt less current maturities	5,486,753		5,486,753		4,309,676
Other liabilities	242,807		242,807		294,015
Pension liabilities	204,867		204,867		190,150
Income tax payable, non-current	176,010		176,010		200,581
Deferred tax liability, non-current	607,083		607,083		506,896
Total liabilities	10,409,481		10,409,481		9,291,041
Noncontrolling interests subject to put provisions	313,147		313,147		279,709
Company shareholders' equity	7,754,068		7,754,068		7,377,258
Noncontrolling interests not subject to put provisions	148,049		148,049		146,653
Total equity	7,902,117		7,902,117		7,523,911	6,798,390
Total liabilities and equity	18,624,745		18,624,745		17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative				11
Operating income				(11)
Interest, net				(539)
Income before income taxes				528
Income tax expense				150
Net Income				378
Income attributable to the Company				378
Current assets:
Cash and cash equivalents		26		26	123
Accounts receivable from related parties					16,542
Prepaid expenses and other current assets					1
Total current assets					16,666
Other assets					494,231
Total assets					510,897
Current liabilities:
Accounts payable to related parties					229
Accrued expenses and other current liabilities					15,866
Income tax payable, current					24
Total current liabilities					16,119
Total long-term debt less current maturities					494,231
Total liabilities					510,350
Company shareholders' equity					547
Total equity					547
Total liabilities and equity					510,897
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative			1
Operating income			(1)
Interest, net			(3,640)
Income before income taxes			3,639
Income tax expense			1,345
Net Income			2,294
Income attributable to the Company			2,294
Current assets:
Cash and cash equivalents	22		22
Accounts receivable from related parties	1,255,566		1,255,566
Total current assets	1,255,588		1,255,588
Other assets	0		0
Total assets	1,255,588		1,255,588
Current liabilities:
Accounts payable to related parties	0		0
Accrued expenses and other current liabilities	15,887		15,887
Income tax payable, current	1,345		1,345
Total current liabilities	17,232		17,232
Total long-term debt less current maturities	1,178,562		1,178,562
Total liabilities	1,195,794		1,195,794
Company shareholders' equity	59,794		59,794
Total equity	59,794		59,794
Total liabilities and equity	1,255,588		1,255,588
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			60,673	77,987
Operating income			(60,673)	(77,987)
Interest, net			61,131	25,391
Other, net			(948,275)	(859,362)
Income before income taxes			826,471	755,984
Income tax expense			65,754	48,811
Net Income			760,717	707,173
Income attributable to the Company			760,717	707,173
Current assets:
Cash and cash equivalents	372	239,392	372	239,392	147,177
Accounts receivable from related parties	3,506,484		3,506,484		2,418,066
Prepaid expenses and other current assets	166,882		166,882		111,594
Deferred tax asset, current	28,021		28,021		14,221
Total current assets	3,701,759		3,701,759		2,691,058
Property, plant and equipment, net	365		365		390
Intangible assets	298		298		428
Deferred tax asset, non-current	11,837		11,837		9,463
Other assets	7,679,948		7,679,948		7,201,295
Total assets	11,394,207		11,394,207		9,902,634
Current liabilities:
Accounts payable	799		799		5,738
Accounts payable to related parties	1,298,089		1,298,089		952,141
Accrued expenses and other current liabilities	155,213		155,213		122,000
Short-term borrowings and other financial liabilities	97		97		121
Current portion of long-term debt and capital lease obligations	62,134		62,134		106,862
Income tax payable, current	81,190		81,190		54,366
Total current liabilities	1,597,522		1,597,522		1,241,228
Total long-term debt less current maturities	759,096		759,096		870,348
Long term borrowings from related parties	1,272,037		1,272,037		334,428
Other liabilities	3,561		3,561		73,382
Pension liabilities	6,855		6,855		4,933
Income tax payable, non-current	1,068		1,068		1,057
Total liabilities	3,640,139		3,640,139		2,525,376
Company shareholders' equity	7,754,068		7,754,068		7,377,258
Total equity	7,754,068		7,754,068		7,377,258
Total liabilities and equity	11,394,207		11,394,207		9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,425,618	1,168,900
Cost of revenues			900,803	755,132
Gross profit			524,815	413,768
Selling, general and administrative			154,172	116,441
Research and development			51,277	44,661
Operating income			319,366	252,666
Interest, net			5,793	2,053
Other, net			217,715	177,256
Income before income taxes			95,858	73,357
Income tax expense			88,905	72,917
Net Income			6,953	440
Income attributable to the Company			6,953	440
Current assets:
Cash and cash equivalents	191	0	191	0	225
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	175,333		175,333		157,755
Accounts receivable from related parties	1,045,143		1,045,143		667,484
Inventories	221,835		221,835		184,948
Prepaid expenses and other current assets	27,932		27,932		11,341
Total current assets	1,470,434		1,470,434		1,021,753
Property, plant and equipment, net	176,128		176,128		168,939
Intangible assets	59,048		59,048		65,684
Goodwill	53,855		53,855		65,315
Deferred tax asset, non-current	5,984		5,984		4,693
Other assets	651,223		651,223		644,523
Total assets	2,416,672		2,416,672		1,970,907
Current liabilities:
Accounts payable	30,862		30,862		22,387
Accounts payable to related parties	1,037,569		1,037,569		670,613
Accrued expenses and other current liabilities	139,909		139,909		94,978
Deferred tax liability, current	7,802		7,802		5,513
Total current liabilities	1,216,142		1,216,142		793,491
Long term borrowings from related parties	210,770		210,770		208,368
Other liabilities	11,413		11,413		11,241
Pension liabilities	155,019		155,019		143,362
Total liabilities	1,593,344		1,593,344		1,156,462
Company shareholders' equity	823,328		823,328		814,445
Total equity	823,328		823,328		814,445
Total liabilities and equity	2,416,672		2,416,672		1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			17,424	13,508
Operating income			(17,424)	(13,508)
Interest, net			68,045	42,254
Other, net			(525,845)	(474,925)
Income before income taxes			440,376	419,163
Income tax expense			(33,718)	(21,970)
Net Income			474,094	441,133
Income attributable to the Company			474,094	441,133
Current assets:
Cash and cash equivalents					0
Accounts receivable from related parties	673,235		673,235		441,601
Prepaid expenses and other current assets	100		100		50
Total current assets	673,335		673,335		441,651
Other assets	10,855,512		10,855,512		9,320,731
Total assets	11,528,847		11,528,847		9,762,382
Current liabilities:
Accounts payable to related parties	1,547,650		1,547,650		1,538,658
Accrued expenses and other current liabilities	1,491		1,491		2,054
Current portion of long-term debt and capital lease obligations	766,864		766,864		101,145
Total current liabilities	2,316,005		2,316,005		1,641,857
Total long-term debt less current maturities	758,792		758,792		1,357,745
Long term borrowings from related parties	414,527		414,527		494,231
Other liabilities	91,486		91,486
Total liabilities	3,580,810		3,580,810		3,493,833
Company shareholders' equity	7,948,037		7,948,037		6,268,549
Total equity	7,948,037		7,948,037		6,268,549
Total liabilities and equity	11,528,847		11,528,847		9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			10,153,842	9,395,251
Cost of revenues			7,332,480	6,764,942
Gross profit			2,821,362	2,630,309
Selling, general and administrative			1,514,678	1,378,098
Research and development			29,267	22,595
Operating income			1,277,417	1,229,616
Interest, net			94,962	139,315
Other, net			0
Income before income taxes			1,182,455	1,090,301
Income tax expense			483,737	451,042
Net Income			698,718	639,259
Income attributable to the Company			698,718	639,259
Current assets:
Cash and cash equivalents	395,360	287,734	395,360	287,734	342,401
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,627,766		2,627,766		2,415,503
Accounts receivable from related parties	3,915,557		3,915,557		2,826,527
Inventories	818,621		818,621		711,053
Prepaid expenses and other current assets	797,829		797,829		662,188
Deferred tax asset, current	325,836		325,836		317,644
Total current assets	8,880,969		8,880,969		7,275,316
Property, plant and equipment, net	2,512,223		2,512,223		2,458,364
Intangible assets	696,122		696,122		626,432
Goodwill	8,676,025		8,676,025		8,075,153
Deferred tax asset, non-current	120,549		120,549		121,875
Other assets	(6,043,195)		(6,043,195)		(6,581,295)
Total assets	14,842,693		14,842,693		11,975,845
Current liabilities:
Accounts payable	399,098		399,098		392,512
Accounts payable to related parties	6,581,606		6,581,606		3,210,393
Accrued expenses and other current liabilities	1,408,886		1,408,886		1,292,562
Short-term borrowings and other financial liabilities	161,310		161,310		670,550
Short Term Borrowings Due To Related Parties Current	34,901		34,901		2,004
Current portion of long-term debt and capital lease obligations	145,222		145,222		55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	89,431		89,431		62,504
Deferred tax liability, current	29,323		29,323		27,143
Total current liabilities	8,849,777		8,849,777		6,339,192
Total long-term debt less current maturities	6,798,919		6,798,919		4,069,605
Long term borrowings from related parties	(403,779)		(403,779)		400,883
Other liabilities	110,889		110,889		184,542
Pension liabilities	42,993		42,993		41,855
Income tax payable, non-current	50,230		50,230		75,055
Deferred tax liability, non-current	621,253		621,253		522,521
Total liabilities	16,070,282		16,070,282		11,633,653
Noncontrolling interests subject to put provisions	313,147		313,147		279,709
Company shareholders' equity	(1,688,785)		(1,688,785)		(84,170)
Noncontrolling interests not subject to put provisions	148,049		148,049		146,653
Total equity	(1,540,736)		(1,540,736)		62,483
Total liabilities and equity	14,842,693		14,842,693		11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,106,929)	(1,677,718)
Cost of revenues			(2,071,617)	(1,664,019)
Gross profit			(35,312)	(13,699)
Selling, general and administrative			(4,989)	(7,917)
Operating income			(30,323)	(5,782)
Interest, net			(12,049)	(2,458)
Other, net			1,256,405	1,157,031
Income before income taxes			(1,274,679)	(1,160,355)
Income tax expense			(169,966)	(141,443)
Net Income			(1,104,713)	(1,018,912)
Less: Net income attributable to noncontrolling interests			77,346	62,298
Income attributable to the Company			(1,182,059)	(1,081,210)
Current assets:
Cash and cash equivalents		44,556		44,556	32,944
Accounts receivable from related parties	(10,282,492)		(10,282,492)		(6,256,244)
Inventories	(112,123)		(112,123)		(86,904)
Prepaid expenses and other current assets	(25,568)		(25,568)		(1,943)
Deferred tax asset, current	25,797		25,797		18,297
Total current assets	(10,394,386)		(10,394,386)		(6,293,850)
Property, plant and equipment, net	(103,149)		(103,149)		(100,401)
Deferred tax asset, non-current	(47,414)		(47,414)		(42,863)
Other assets	(12,268,313)		(12,268,313)		(10,590,890)
Total assets	(22,813,262)		(22,813,262)		(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,352,883)		(10,352,883)		(6,250,147)
Accrued expenses and other current liabilities	4,502		4,502		9,963
Short Term Borrowings Due To Related Parties Current	53,833		53,833		7,679
Income tax payable, current	(1,013)		(1,013)		648
Deferred tax liability, current	(9,156)		(9,156)		(10,307)
Total current liabilities	(10,304,717)		(10,304,717)		(6,242,164)
Total long-term debt less current maturities	(4,008,616)		(4,008,616)		(2,482,253)
Long term borrowings from related parties	(1,493,555)		(1,493,555)		(1,437,910)
Other liabilities	25,458		25,458		24,850
Income tax payable, non-current	124,712		124,712		124,469
Deferred tax liability, non-current	(14,170)		(14,170)		(15,625)
Total liabilities	(15,670,888)		(15,670,888)		(10,028,633)
Company shareholders' equity	(7,142,374)		(7,142,374)		(6,999,371)
Total equity	(7,142,374)		(7,142,374)		(6,999,371)
Total liabilities and equity	$ (22,813,262)		$ (22,813,262)		$ (17,028,004)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	3 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended				12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2009 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2010 Issuers [Member] FMC Finance III [Member]	Sep. 30, 2011 Issuers [Member] FMC US Finance [Member]	Sep. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2009 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2011 Guarantors [Member] D GmbH [Member]	Sep. 30, 2010 Guarantors [Member] D GmbH [Member]	Dec. 31, 2009 Guarantors [Member] D GmbH [Member]	Sep. 30, 2011 Guarantors [Member] FMCH [Member]	Sep. 30, 2010 Guarantors [Member] FMCH [Member]	Sep. 30, 2011 Non Guarantor Subsidiaries [Member]	Sep. 30, 2010 Non Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non Guarantor Subsidiaries [Member]	Sep. 30, 2011 Combining Adjustment [Member]	Sep. 30, 2010 Combining Adjustment [Member]	Dec. 31, 2009 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 302,864	$ 269,979	$ 838,063	$ 769,471	$ 378			$ 2,294	$ 760,717	$ 707,173		$ 6,953	$ 440		$ 474,094	$ 441,133	$ 698,718	$ 639,259		$ (1,104,713)	$ (1,018,912)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions									(567,257)	(470,783)					(525,845)	(474,925)				1,093,102	945,708
Depreciation and amortization			413,695	369,324					767	1,079		35,261	28,965		5,769	666	381,993	355,318		(10,095)	(16,704)
Change in deferred taxes, net			29,721	16,346					17,442	(7,279)		1,030	1,202				19,224	24,775		(7,975)	(2,352)
(Gain) loss on sale of fixed assets and investments			(1,269)	(4,864)						(6)		(85)	(59)				(1,184)	(4,799)
Loss (gain) on investments									1,837	(224)			27				1	224		(1,838)	(27)
Stock Option Compensation Expense			21,667	20,385					21,667	20,385
Cash outflow from hedging			(58,718)	0													(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(227,190)	(208,753)								(23,343)	(4,850)				(203,847)	(203,903)
Inventories, net			(105,445)	(20,812)								(34,469)	(2,844)				(99,130)	(27,703)		28,154	9,735
Prepaid expenses, other current and non-current assets			(65,597)	(56,587)				0	(89,177)	4,493		(17,825)	(14,455)		28,054	14,711	12,944	(60,753)		407	(583)
Accounts receivable from/payable to related parties			(17,978)	(16,876)	8,657			(7,112)	(787,966)	250,006		(67,574)	27,929		44,846	27,035	808,465	(417,172)		(8,637)	86,669
Accounts payable, accrued expenses and other current and non-current liabilities			96,629	155,058	(8,615)			10,555	(32,968)	2,906		63,173	43,101		(563)	(345)	58,532	112,523		(2,100)	5,488
Income tax payable			26,122	4,442	(7)			1,345	27,322	23,381					(33,718)	(21,970)	33,062	(5,343)		(1,889)	8,381
Net cash provided by (used in) operating activities			949,700	1,027,134	413			7,082	(647,616)	531,131		(36,879)	79,456		(7,363)	(13,695)	1,650,060	412,426		(15,584)	17,403
Investing Activities:
Purchases of property, plant and equipment			(396,606)	(350,018)					(135)	(280)		(36,243)	(22,580)				(375,812)	(345,168)		15,584	18,010
Proceeds from sale of property, plant and equipment			16,496	10,552						15		582	705				15,914	9,832
Disbursements of loans to related parties			0	0					924,665	234,386		151	133		(1,107,710)	322,854		(324,332)		182,894	(233,041)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,171,293)	(378,048)					(25,187)	(135,952)		(3,922)	(2,287)				(1,916,355)	(245,514)		774,171	5,705
Proceeds from divestitures			0	8,494														8,494
Net cash (used in) provided by investing activities			(1,551,403)	(709,020)					899,343	98,169		(39,432)	(24,029)		(1,107,710)	322,854	(2,276,253)	(896,688)		972,649	(209,326)
Financing Activities:
Short-term borrowings, net			94,199	10,091					80,567	0		76,274	(55,604)		(299)		(62,343)	65,695
Long-term debt and capital lease obligations, net			1,802,851	(135,804)				(64,560)	(164,933)	(145,228)					426,982	(309,159)	1,788,256	85,542		(182,894)	233,041
Redemption of Trust Preferred Securities			(653,760)	0													(653,760)
Increase (decrease) of accounts receivable securitization program			(510,000)	281,000													(510,000)	281,000
Proceeds from exercise of stock options			68,560	93,092					58,995	82,267							9,565	10,825
Payment of dividends [N]			(280,649)	(231,967)	(495)				(280,649)	(231,967)							22	(8,613)		(22)	9,108
Capital (decrease) increase			0	0				57,500							688,390		28,281	5,705		(774,171)	(5,705)
Distributions to noncontrolling interests			(95,094)	(87,037)													(95,094)	(87,037)
Contributions from noncontrolling interests			18,193	19,205													18,193	19,205
Net cash (used in) provided by financing activities			444,300	(51,420)	(495)			(7,060)	(306,020)	(294,928)		76,274	(55,604)		1,115,073	(309,159)	523,120	372,322		(957,087)	236,444
Effect of exchange rate changes on cash and cash equivalents			30,478	3,789					(92,512)	(95,004)		3	(17)				122,965	98,775		22	35
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(126,925)	270,483	(82)	108		22	(146,805)	239,368	24	(34)	(194)	194			19,892	(13,165)	300,899		44,556	0
Cash and cash equivalents at beginning of period			522,870	301,225			123		147,177			225			0		342,401			32,944
Cash and cash equivalents at end of period	$ 395,945	$ 571,708	$ 395,945	$ 571,708	$ 26		$ 123	$ 22	$ 372	$ 239,392		$ 191	$ 0				$ 395,360	$ 287,734			$ 44,556